Other income (Tables)	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of other income

	2023 A$’000	2022 A$’000	2021 A$’000

Payroll tax rebate	—	—	2
Subsidies and grants	—	10	—
Bad debt recovery	—	15
Other sundry income	1

	1	25	2